INTANGIBLE ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]

NOTE 6 — INTANGIBLE ASSETS

Intangible assets consist of the following:

	Software Development Costs		Patents & Licenses
	Costs	A.A.	Cost	A.A.	Total
Balance as of December 31, 2014	$16,455,000	$(5,494,000)	$12,378,000	$(6,957,000)	$16,382,000
Additions	625,000	—	—	—	625,000
Amortization	—	(730,000)	—	(166,000)	(896,000)
Balance as of March 31, 2015	$17,080,000	$(6,224,000)	$12,378,000	$(7,123,000)	$16,111,000
Amortization of intangible assets amounted to $896,000 and $897,000 for the three months ended March 31, 2015 and 2014, respectively. The total cost basis of intangible assets at March 31, 2015 was $29.5 million, which consists of $26.9 million of costs that are subject to amortization and $2.6 million of assets that are not subject to amortization.

Software Development Costs

At March 31, 2015, the Company has capitalized a total of $17.1 million of software development costs. Included in the capitalized costs is $2.5 million of costs associated with enhancement of the xMax cognitive radio products. These costs are not being amortized considering that the enhancement is not yet incorporated in products and available for sale. During the three months ended March 31, 2015 and 2014, the Company recognized amortization of software development costs available for sale of $0.7 million and $0.7 million, respectively.

Patents & Licenses

At March 31, 2015, the Company has capitalized a total of $12.4 million of patents & licenses. Included in the capitalized costs is $12.3 million of costs associated with patents and licenses that have been filed. Also included in the capitalized costs is $0.1 million of costs associated with provisional patents and pending applications which have not yet been filed. The Company amortizes patents and licenses that have been filed over their useful lives which range between 18.5 to 20 years. The costs of provisional patents and pending applications is not amortized until the patent is filed and is reviewed each reporting period to determine if it is likely that the patent will be successfully filed. The Company recognized $0.2 million of amortization expense related to patents and licenses for the three months ended March 31, 2015 and 2014.
Estimated amortization expense for the twelve-month periods ended March 31 is as follows:

2016	$3,613,000
2017	2,912,000
2018	2,802,000
2019	1,723,000
2020 and thereafter	2,500,000
$13,550,000

7 — INTANGIBLE ASSETS

Intangible assets consist of the following:

	Software Development Costs		Patents & Licenses
	Cost	A.A.	Cost	A.A.	Total
Balance as of December 31, 2012	$12,226,000	$(1,261,000)	$12,272,000	$(5,629,000)	$17,608,000
Additions	2,562,000	—	39,000	—	2,601,000
Impairments	—	—	(36,000)	—	(36,000)
Amortization	—	(1,313,000)	—	(664,000)	(1,977,000)
Balance as of December 31, 2013	$14,788,000	$(2,574,000)	$12,275,000	$(6,293,000)	$18,196,000
Additions	1,667,000	—	103,000	—	1,770,000
Impairments	—	—	—	—	—
Amortization	—	(2,920,000)	—	(664,000)	(3,584,000)
Balance as of December 31, 2014	$16,455,000	$(5,494,000)	$12,378,000	$(6,957,000)	$16,382,000
Amortization of intangible assets amounted to $3,584,000 and $1,977,000 for 2014 and 2013, respectively. The total cost basis of intangible assets at December 31, 2014 was $28.8 million which consists of $26.9 million of costs that are subject to amortization at December 31, 2014 and $1.9 million of assets that are not subject to amortization at December 31, 2014.

Software Development Costs:

At December 31, 2014 the Company has capitalized a total of $16.5 million of software development costs. Included in the capitalized costs is $1.8 million of costs associated with enhancement of the xMax cognitive radio products. These costs are not being amortized considering that the enhancement is not yet incorporated in products and available for sale. The Company recognized amortization of software development costs available for sale of $2.9 million and $1.3 million in 2014 and 2013, respectively.

Patents & Licenses:

At December 31, 2014 the Company has capitalized a total of $12.4 million of patents & licenses. Included in the capitalized costs is $12.3 million of costs associated with patents and licenses that have been filed. Also included in the capitalized costs is $0.1 million of costs associated with provisional patents and pending applications which have not yet been filed. The Company amortizes patents and licenses that have been filed over their useful lives which range between 18.5 to 20 years. The costs of provisional patents and pending applications is not amortized until the patent is filed and is reviewed each reporting period to determine if it is likely that the patent will be successfully filed. The Company recognized $0.7 million of amortization expense related to patents and licenses in each of the years ended December 31, 2014 and 2013.
Estimated amortization expense for the succeeding five years is as follows:

2015	$3,589,000
2016	3,037,000
2017	2,980,000
2018	2,179,000
2019 and thereafter	2,679,000
$14,464,000